Pursuant to Rule 497(e)
Registration No. 033-8021

SUNAMERICA EQUITY FUNDS

SunAmerica International Equity Fund

Supplement dated August 12, 2011 to the Prospectus

dated January 28, 2011 as supplemented and amended to date

Effective immediately, under the heading “Portfolio Managers,” on page 7 of the Prospectus, the portfolio management disclosure pertaining to Kenji Noumura is hereby deleted in its entirety and replaced with the following:

“Name	Portfolio Manager of the Fund Since	Title
Hiroyuki Saito	2011	Portfolio Manager, Japan Equities, PineBridge Investments, Tokyo”

In addition, under the heading “Fund Management,” on page 40 of the Prospectus, the second paragraph under the sub-heading “Portfolio Managers—International Equity Fund, International Small-Cap Fund” is hereby deleted in its entirety and replaced with the following:

“Investment decisions for the International Equity Fund are made by a team led by Robin Thorn (New York). The team members responsible for stock selection include Hiroyuki Saito (Tokyo) and Carla Garcia (New York).”

In addition, under the heading “Fund Management,” on page 41 of the Prospectus, the portfolio management disclosure pertaining to Kenji Noumura is hereby deleted in its entirety and replaced with the following:

“Hiroyuki Saito

Vice President, Portfolio Manager, Japanese Equities

PineBridge Investments, Tokyo

Mr. Saito joined PineBridge in April 2002 upon its merger with Chiyoda Life Capital Management Co., Ltd. (CLCM). He is a Portfolio Manager for Japan Equity Strategy. Prior to joining CLCM, Mr. Saito was a Japanese Equities fund manager at Chiyoda Mutual Life Insurance. His industry experience dates back to 1991. Mr. Saito received a BA from Gakushuin University. He is a Chartered Member of the Security Analysts Association of Japan.

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP1_EFPRO_1-11

SUNAMERICA EQUITY FUNDS

SunAmerica International Equity Fund

Supplement dated August 12, 2011 to the Statement of Additional Information (“SAI”)

dated January 28, 2011, as supplemented and amended to date

Effective Immediately, under the heading “Other Accounts Managed by each Portfolio Manager” on page B-64 of the SAI, the information pertaining to Kenji Noumura is hereby deleted and replaced with the following:

Number of Other Accounts Managed and Total Assets by Account ($ millions)				Number of Accounts and Total Assets for Which Advisory Fee is Performance Based ($ millions)
Portfolio Manager	RIC	OPI	OA	RIC	OPI	OA
Hiroyuki Saito*	0	0	6	0	0	0
	$0	$0	$359.16	$0	$0	$0

*	As of June 30, 2011

In addition, under the heading “Portfolio Manager Ownership of Fund Shares” on page B-70 of the SAI, the information pertaining to Kenji Noumura is hereby deleted and replaced with the following:

Name of Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in each Fund Managed by the Named Portfolio Manager
Hiroyuki Saito	None

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAI-SUP1_EFPRO_1-11